CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common stock [Member]	Additional paid-in capital [Member]	Treasury stock [Member]	Accumulated deficit [Member]	Accumulated other comprehensive income (loss) [Member]	Noncontrolling interest [Member]	Total
Balance at Dec. 31, 2010	$ 338	$ 271,224	$ (19,488)	$ 11,986	$ (597)	$ 5,331	$ 268,794
Balance (in shares) at Dec. 31, 2010	29,943,653
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation related to stock awards granted	1	1,078	0	0	0	0	1,079
Compensation related to stock awards granted (in shares)	67,975
Net income (loss)	0	0	0	(18,805)	0	570	(18,235)
Other comprehensive loss	0	0	0	0	(1,440)	(27)	(1,467)
Balance at Dec. 31, 2011	339	272,302	(19,488)	(6,819)	(2,037)	5,874	250,171
Balance (in shares) at Dec. 31, 2011	30,011,628
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	1,100	218,022	0	0	0	0	219,122
Issuance of common stock (in shares)	110,000,000
Compensation related to stock awards granted	4	526	0	0	0	0	530
Compensation related to stock awards granted (in shares)	407,859
Net income (loss)	0	0	0	(63,657)	0	893	(62,764)
Other comprehensive loss	0	0	0	0	(541)	(19)	(560)
Balance at Dec. 31, 2012	1,443	490,850	(19,488)	(70,476)	(2,578)	6,748	406,499
Balance (in shares) at Dec. 31, 2012	140,419,487						140,419,487
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation related to stock awards granted	0	575	0	0	0	0	575
Compensation related to stock awards granted (in shares)	0
Purchase of subsidiary shares from noncontrolling interests	0	(2,903)	0	0	(12)	(7,335)	(10,250)
Net income (loss)	0	0	0	7,368	0	553	7,921
Other comprehensive loss	0	0	0	0	782	34	816
Balance at Dec. 31, 2013	$ 1,443	$ 488,522	$ (19,488)	$ (63,108)	$ (1,808)	$ 0	$ 405,561
Balance (in shares) at Dec. 31, 2013	140,419,487						140,419,487